CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities:
Net loss	$ (42)	$ (9)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	60	56
Deferred income taxes	3	(3)
Noncash restructuring and other plant closure costs	5	2
Noncash loss on foreign currency transactions	4	0
Noncash loss on disposal of businesses/assets, net	1	0
Other, net	5	12
Changes in operating assets and liabilities:
Accounts receivable	(81)	(13)
Inventories	13	22
Prepaid expenses	9	10
Other current assets	0	3
Other noncurrent assets	(30)	(10)
Accounts payable	45	(67)
Accrued liabilities	(2)	(16)
Other noncurrent liabilities	5	(7)
Net cash used in operating activities	(5)	(20)
Investing Activities:
Capital expenditures	(27)	(47)
Cash received from unconsolidated affiliates	16	20
Investment in unconsolidated affiliates	(16)	(26)
Cash received from notes receivable	0	6
Proceeds from sale of business/assets	6	0
Net cash used in investing activities	(21)	(47)
Financing Activities:
(Repayments) proceeds on short-term debt	(2)	2
Net repayments on notes payable	0	(7)
Repayment of third-party debt	(2)	(3)
Dividends paid to noncontrolling interests	(3)	(3)
Proceeds from issuance of long-term debt	0	221
Debt issuance costs paid	0	(6)
Other, net	(4)	(4)
Net cash (used in) provided by financing activities	(11)	200
Effect of exchange rate changes on cash	(1)	0
Net change in cash and cash equivalents	(38)	133
Cash and cash equivalents at beginning of period	220	55
Cash and cash equivalents at end of period	182	188
Supplemental cash flow information:
Cash paid for interest excluding hedging activity	31	18
Cash paid for income taxes	4	0
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable as of June 30, 2021 and 2020, respectively	$ 20	$ 21